CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Apr. 08, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (shares) at Apr. 08, 2019		0	0
Net income (loss)	419,439
Ending Balance at Sep. 30, 2019	5,000,006	$ 104	$ 503	4,579,960	419,439
Ending Balance (shares) at Sep. 30, 2019		1,038,579	5,031,250
Beginning Balance at Apr. 08, 2019	0	$ 0	$ 0	0	0
Beginning Balance (shares) at Apr. 08, 2019		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 503	24,497
Issuance of Class B ordinary shares to Sponsor (shares)			5,031,250
Sale of units in initial public offering, gross	201,250,000	$ 2,013		201,247,987
Sale of units in initial public offering, gross (shares)		20,125,000
Offering costs	(11,855,223)			(11,855,223)
Sale of private placement warrants to Sponsor in private placement	6,025,000			6,025,000
Shares subject to possible redemption	(191,592,030)	$ (1,916)		(191,590,114)
Shares subject to possible redemption (shares)		(19,159,203)
Net income (loss)	1,147,262				1,147,262
Ending Balance at Dec. 31, 2019	5,000,009	$ 97	$ 503	3,852,147	1,147,262
Ending Balance (shares) at Dec. 31, 2019		965,797	5,031,250
Beginning Balance at Apr. 09, 2019	0	$ 0	$ 0	0	0
Beginning Balance (shares) at Apr. 09, 2019		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 503	24,497
Issuance of Class B ordinary shares to Sponsor (shares)			5,031,250
Net income (loss)	(16,606)				(16,606)
Ending Balance at Jun. 30, 2019	8,394	$ 0	$ 503	24,497	(16,606)
Ending Balance (shares) at Jun. 30, 2019		0	5,031,250
Sale of units in initial public offering, gross	201,250,000	$ 2,013		201,247,987
Sale of units in initial public offering, gross (shares)		20,125,000
Offering costs	(11,855,223)			(11,855,223)
Sale of private placement warrants to Sponsor in private placement	6,025,000			6,025,000
Shares subject to possible redemption	(190,864,210)	$ (1,909)		(190,862,301)
Shares subject to possible redemption (shares)		(19,086,421)
Net income (loss)	436,045				436,045
Ending Balance at Sep. 30, 2019	5,000,006	$ 104	$ 503	4,579,960	419,439
Ending Balance (shares) at Sep. 30, 2019		1,038,579	5,031,250
Beginning Balance at Dec. 31, 2019	5,000,009	$ 97	$ 503	3,852,147	1,147,262
Beginning Balance (shares) at Dec. 31, 2019		965,797	5,031,250
Shares subject to possible redemption	(1,334,030)	$ (14)		(1,334,016)
Shares subject to possible redemption (shares)		(133,403)
Net income (loss)	1,334,022				1,334,022
Ending Balance at Mar. 31, 2020	5,000,001	$ 83	$ 503	2,518,131	2,481,284
Ending Balance (shares) at Mar. 31, 2020		832,394	5,031,250
Beginning Balance at Dec. 31, 2019	5,000,009	$ 97	$ 503	3,852,147	1,147,262
Beginning Balance (shares) at Dec. 31, 2019		965,797	5,031,250
Net income (loss)	(1,009,526)
Ending Balance at Sep. 30, 2020	5,000,003	$ 107	$ 503	4,861,657	137,736
Ending Balance (shares) at Sep. 30, 2020		1,066,749	5,031,250
Beginning Balance at Mar. 31, 2020	5,000,001	$ 83	$ 503	2,518,131	2,481,284
Beginning Balance (shares) at Mar. 31, 2020		832,394	5,031,250
Shares subject to possible redemption	86,780	$ 1		86,779
Shares subject to possible redemption (shares)		8,678
Net income (loss)	(86,776)				(86,776)
Ending Balance at Jun. 30, 2020	5,000,005	$ 84	$ 503	2,604,910	2,394,508
Ending Balance (shares) at Jun. 30, 2020		841,072	5,031,250
Shares subject to possible redemption	2,256,770	$ 23		2,256,747
Shares subject to possible redemption (shares)		225,677
Net income (loss)	(2,256,772)				(2,256,772)
Ending Balance at Sep. 30, 2020	$ 5,000,003	$ 107	$ 503	$ 4,861,657	$ 137,736
Ending Balance (shares) at Sep. 30, 2020		1,066,749	5,031,250